UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549	OMB APPROVAL
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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08612

MARTIN CURRIE BUSINESS TRUST
(Exact name of registrant as specified in charter)

Saltire Court, 20 Castle Terrace, Edinburgh, Scotland		EH1 2ES
(Address of principal executive offices)		(Zip code)

Jacqui Hughes

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

Copy to:

Lorraine McFarlane

c/o Martin Currie, Inc.

Saltire Court

20 Castle Terrace

Edinburgh

Scotland EH1 2ES

(Name and address of agent for service)

Registrant's telephone number, including area code:		011-44-131-229-5252

Date of fiscal year end:	April 30

Date of reporting period:	July 31, 2007

Explanatory Note:  The registrant, an open-end investment company registered pursuant to Section 8(b) of the Investment Company Act of 1940 (the “Act”), has not filed a registration statement that has gone effective under the Securities Act of 1933 (the “1933 Act”) because beneficial interests in the registrant are issued and sold solely in private transactions that do not involve any public offering within the meaning of Section 4(2) of the 1933 Act.  Accordingly, this report is not filed under Section 13(a) or Section 15(d) of the Securities Exchange Act of 1934.

Item 1. Schedule of Investments

MCBT Opportunistic EAFE Fund

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – 97.4%
EUROPE – 68.8%
CZECH REPUBLIC – 1.5%
CEZ	9,166	$480,753
TOTAL CZECH REPUBLIC – (Cost $441,669)		480,753
DENMARK – 1.9%
Novozymes A/S, Series B	5,112	609,108
TOTAL DENMARK – (Cost $412,261)		609,108
FINLAND - 2.5%
Cargotec Corp.	7,320	384,270
Nokian Renkaat OYJ	13,106	437,157
TOTAL FINLAND – (Cost $931,138)		821,427
FRANCE – 11.6%
Accor SA	5,590	484,116
Casino Guichard Perrachon SA	4,115	403,948
Electricite de France	6,813	697,413
Groupe Danone	8,552	628,429
Nexans SA	3,066	547,876
PPR	3,276	576,079
Rhodia SA*	10,581	478,445
TOTAL FRANCE – (Cost $3,333,296)		3,816,306
GERMANY – 11.0%
Allianz SE	3,980	851,581
E.ON AG	4,818	763,324
MAN AG	3,952	579,190
Siemens AG	6,973	892,668
Tognum AG*	15,643	510,437
TOTAL GERMANY – (Cost $2,992,345)		3,597,200
GREECE – 2.5%
National Bank of Greece	13,669	809,764
TOTAL GREECE – (Cost $496,384)		809,764
IRELAND – 2.6%
Bank of Ireland	24,437	466,063
Kingspan Group PLC	15,767	380,092
TOTAL IRELAND – (Cost $897,381)		846,155
ITALY – 3.7%
Fiat S.p.A.	19,061	567,725

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
EUROPE – Continued
ITALY – Continued
UniCredito Italiano	75,756	$650,376
TOTAL ITALY – (Cost $646,841)		1,218,101
LUXEMBOURG – 1.1%
Millicom International Cellular SA*	4,600	369,380
TOTAL LUXEMBOURG – (Cost $396,423)		369,380
NORWAY – 1.4%
Seadrill Ltd.*	21,900	446,095
TOTAL NORWAY – (Cost $258,069)		446,095
SPAIN – 3.1%
Inditex	7,650	464,392
Tecnicas Reunidas SA	7,927	555,823
TOTAL SPAIN – (Cost $648,063)		1,020,215
SWEDEN – 3.0%
Telefonaktiebolaget LM Ericsson, Series B	157,808	599,576
TeliaSonera AB	52,000	399,383
TOTAL SWEDEN – (Cost $952,525)		998,959
SWITZERLAND – 11.8%
ABB Ltd.	34,179	840,397
Julius Baer Holding Ltd.	6,953	492,345
Petroplus Holdings AG*	6,216	599,980
Phonak Holding AG	4,353	422,333
Roche Holding AG	4,498	803,188
UBS AG	12,893	724,681
TOTAL SWITZERLAND – (Cost $2,859,236)		3,882,924
UNITED KINGDOM – 11.1%
Autonomy Corp. PLC*	37,492	635,091
BHP Billiton	33,782	1,010,694
BP	58,879	690,627
BT Group PLC	120,750	772,554
Capita Group PLC	35,473	519,115
TOTAL UNITED KINGDOM – (Cost $2,749,289)		3,628,081
TOTAL EUROPE – (Cost $18,014,920)		22,544,468
JAPAN – 17.3%
East Japan Railway Co.	63	470,114
Hitachi Construction Machinery	16,100	648,267
Itochu	45,000	570,928

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
JAPAN – Continued
Lintec Corp.	17,600	$349,133
Mitsui O.S.K. Lines Ltd.	35,000	553,666
Nomura Holdings	22,900	442,671
Orix	2,000	485,713
Shin-Etsu Chemical	7,700	573,933
Sony Corp.	11,000	585,911
Sumitomo Heavy Industries Ltd.	42,000	522,230
Takeda Chemical Industries	7,400	484,734
TOTAL JAPAN – (Cost $4,693,198)		5,687,300
LATIN AMERICA – 1.3%
BRAZIL – 1.3%
Unibanco - Uniao de Bancos Brasileiros, GDR	3,700	431,568
TOTAL BRAZIL – (Cost $301,885)		431,568
TOTAL LATIN AMERICA – (Cost $301,885)		431,568
PACIFIC BASIN – 10%
AUSTRALIA – 1.6%
Zinifex Ltd.	31,142	528,427
TOTAL AUSTRALIA – (Cost $247,065)		528,427
HONG KONG – 3.8%
China Mobile Ltd.	49,000	571,631
Hong Kong Exchanges and Clearing Ltd.	40,000	664,946
TOTAL HONG KONG – (Cost $944,507)		1,236,577
SINGAPORE – 2.0%
United Overseas Bank Ltd.	45,000	668,008
TOTAL SINGAPORE – (Cost $617,579)		668,008
TAIWAN – 2.6%
Cathay Financial Holding Co., Ltd. Call Warrants, expiring 10/19/09 #^, 144A	207,000	542,547
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	31,196	316,639
TOTAL TAIWAN – (Cost $821,654)		859,186
TOTAL PACIFIC BASIN – (Cost $2,630,805)		3,292,198
TOTAL COMMON STOCKS † – (Cost $25,640,808)		31,955,534

	Principal
	Amount
SHORT-TERM INVESTMENTS – 1.7%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2007 (b)	$547,000	$547,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $547,000)		547,000
TOTAL INVESTMENTS – (Cost $26,187,808)** – 99.1%		32,502,534
OTHER ASSETS LESS LIABILITIES – 0.9%		287,822
NET ASSETS – 100.0%		$32,790,356

Notes to Schedules of Investments

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Apparel & Textiles 1.4%, Auto Parts 1.6%, Automobiles 1.7%, Banks 10.7%, Building & Construction 4.5%, Chemicals 4.3%, Drugs & Health Care 1.5%, Electric Utilities 3.6%, Electrical Equipment 1.6%, Electronics 1.8%, Engineering 2.6%, Financial Services 9.6%, Food & Beverages 1.9%, Import/Export 1.7%, Insurance 1.6%, Manufacturing 6.5%, Medical Products 5.6%, Metals 1.6%, Mining 3.1%, Oil & Gas 3.5%, Oil – Refining & Marketing 1.8%, Retail 1.7%, Retail Grocery 1.2%, Semi-conductor Manufacturing Equipment 1.0%, Software 1.9%, Telecommunications 4.2%, Telecommunications Equipment 3.5%, Telecommunications Services 2.3%, Tire & Rubber 1.3%, Transport Services 2.9%, Transportation 1.4%, Travel Services 1.5% and Utilities 2.3%.

*                                         Non-income producing security.

#                                         Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^                                          Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note (a)).

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether Fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters). At July 31, 2007, fair valued securities in the Fund amounted to $542,547 or 1.7% of its net assets. The value of such securities may differ from the value that would be realized if the securities were sold.

(b)                                 The repurchase agreement, dated 7/31/2007, due 8/1/2007 with repurchase proceeds of $547,046 is collateralized by United States Treasury Bond, 4.375% due 09/17/2010 with a market value of $559,951.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

ADR                     American Depositary Receipts

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                  At July 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $6,704,011 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $389,285 and net appreciation for financial reporting purposes was $6,314,726. At July 31, 2007, aggregate cost for financial reporting purposes was $26,187,808.

MCBT Global Emerging Markets Fund

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – 98.5%
AFRICA – 6.4%
SOUTH AFRICA – 6.4%
African Bank Investments Ltd.	1,183,538	$5,476,432
Mittal Steel South Africa Ltd.	397,370	6,915,951
Mr. Price Group	1,265,311	4,917,332
MTN Group Ltd.	626,824	8,880,898
Murray & Roberts Holdings Ltd.	631,120	6,740,511
TOTAL SOUTH AFRICA – (Cost $29,998,145)		32,931,124
TOTAL AFRICA – (Cost $29,998,145)		32,931,124
EUROPE – 18.4%
CZECH REPUBLIC – 1.4%
CEZ	136,849	7,177,669
TOTAL CZECH REPUBLIC – (Cost $6,616,716)		7,177,669
HUNGARY – 2.3%
OTP Bank	207,215	11,740,595
TOTAL HUNGARY – (Cost $2,542,925)		11,740,595
LUXEMBOURG – 1.5%
Ternium SA, ADR	255,992	7,902,473
TOTAL LUXEMBOURG – (Cost $6,285,935)		7,902,473
POLAND – 2.7%
Bank Zachodni WBK	76,091	7,713,131
Polski Koncern Naftowy Orlen SA*	294,152	5,852,056
TOTAL POLAND – (Cost $6,452,735)		13,565,187
RUSSIA – 8.8%
Gazprom OAO, ADS	359,290	15,629,115
JSC MMC Norilsk Nickel, ADR	53,220	12,639,750
LUKOIL, ADR	86,566	6,968,563
Mobile Telesystems, ADR	157,300	10,059,335
TOTAL RUSSIA – (Cost $25,489,969)		45,296,763
TURKEY – 1.7%
Albaraka Turk Katilim Bankasi AS*	311,297	1,333,853
Koc Holding AS*	1,593,935	7,450,615
TOTAL TURKEY – (Cost $8,095,237)		8,784,468
TOTAL EUROPE – (Cost $55,483,517)		94,467,155
LATIN AMERICA – 21.6%
BRAZIL – 13.4%
AES Tiete, A Shares (shown in units of 1000)	202,678	7,479,489

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
LATIN AMERICA – Continued
BRAZIL – Continued
Companhia Vale do Rio Doce, ADR	278,088	$13,629,093
Medial Saude SA*	609,693	9,935,474
Petroleo Brasileiro, ADR	203,668	11,374,858
Rossi Residencial SA	472,300	11,987,437
Tam SA, ADR	187,800	5,089,380
Uniao de Bancos Brasileiros	777,800	8,982,716
TOTAL BRAZIL – (Cost $39,230,391)		68,478,447
COLUMBIA – 2.0%
Almacenes Exito SA, GDR, *#, 144A	1,314,818	10,486,278
TOTAL COLUMBIA – (Cost $10,310,145)		10,486,278
MEXICO – 6.2%
America Movil SAB de C.V.	4,917,800	14,689,091
Corporacion GEO, Series B*	1,540,300	8,430,047
Grupo Financiero Banorte, Series O	1,947,466	8,645,591
TOTAL MEXICO – (Cost $15,487,613)		31,764,729
TOTAL LATIN AMERICA – (Cost $65,028,149)		110,729,454
NORTH AMERICA – 1.0%
CANADA – 1.0%
Crew Gold Corp.*	2,773,158	5,131,122
TOTAL CANADA – (Cost $5,972,229)		5,131,122
TOTAL NORTH AMERICA – (Cost $5,972,229)		5,131,122
OTHER AREAS – 4.0%
INDIA – 4.0%
Bharti Tele-Ventures, American Style Call Warrants, expiring 8/10/07 *#^,144A	603,614	13,504,242
Tata Consultancy SVS, American Style Call Warrants, expiring 12/09/07 #^, 144A	120,910	6,937,074
TOTAL INDIA – (Cost $7,883,118)		20,441,316
TOTAL OTHER AREAS – (Cost $7,883,118)		20,441,316
PACIFIC BASIN – 47.1%
HONG KONG – 13.0%
China Life Insurance Co., Ltd.	2,999,000	12,990,481
China Merchants Bank Co., Ltd.	2,713,000	9,845,033
China Mobile Ltd.	1,856,500	21,657,823
Hong Kong Exchanges and Clearing Ltd.	554,000	9,209,501

	Shares	US Value (a)
COMMON STOCKS AND WARRANTS† – Continued
PACIFIC BASIN – Continued
HONG KONG – Continued
Shimao Property Holdings Ltd.	4,762,000	$12,777,849
TOTAL HONG KONG – (Cost $30,746,025)		66,480,687
INDONESIA – 1.4%
PT Telekomunikasi Indonesia, Series B	5,851,500	7,104,260
TOTAL INDONESIA – (Cost $4,207,431)		7,104,260
MALAYSIA – 4.1%
Bumiputra-Commerce Holdings	2,290,043	7,822,408
Resorts World Berhad	6,618,700	7,970,413
Telekom Malaysia Berhad	1,826,410	5,392,787
TOTAL MALAYSIA – (Cost $16,669,475)		21,185,608
SOUTH KOREA – 17.0%
GS Engineering & Construction Corp.	74,052	11,116,863
Hana Tour Service	103,431	10,520,314
Hyundai Development Co.	111,090	9,305,336
Hyundai Heavy Industries	44,444	17,381,145
Kookmin Bank	108,099	9,431,101
KT&G Corp.	93,462	7,025,536
POSCO	21,912	12,728,864
Samsung Electronics	11,252	7,515,614
Woori Finance Holdings Co., Ltd.	80,960	2,100,512
TOTAL SOUTH KOREA – (Cost $47,306,970)		87,125,285
TAIWAN – 11.6%
Delta Electronics, Inc.	2,070,600	8,172,840
Hon Hai Precision Industry	1,421,000	11,780,670
Innolux Display Corp.*	2,348,000	10,627,511
Kye Systems	1	2
Shin Kong Financial Holding Co., Ltd.	9,255,553	11,326,479
Taiwan Semiconductor Manufacturing	8,770,495	17,375,786
TOTAL TAIWAN – (Cost $44,202,247)		59,283,288
TOTAL PACIFIC BASIN – (Cost $143,132,148)		241,179,128
TOTAL COMMON STOCKS † – (Cost $307,497,306)		504,879,299

	Principal	US
	Amount	Value (a)
SHORT-TERM INVESTMENTS – 0.4%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2007 (b)	$2,109,000	$2,109,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $2,109,000)		2,109,000
TOTAL INVESTMENTS – (Cost $309,606,306)** – 98.9%		506,988,299
OTHER ASSETS LESS LIABILITIES – 1.1%		5,421,185
NET ASSETS – 100.0%		$512,409,484

Notes to Schedule of Investments

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 1.0%, Banks 12.2%, Building & Construction 5.8%, Computers 2.3%, Diversified 1.4%, Electric Utilities 2.9%, Electronics 5.2%, Finance 4.0%, Financial Services 6.1%, Gas & Pipeline Utilities 2.9%, Gas Distribution 0.2%, Homebuilders 1.6%, Homebuilding 1.8%, Insurance 2.6%, Medical Services 1.9%, Metals 5.2%, Mining 1.0%, Oil-Refining & Marketing 1.2%, Oil Integrated 3.5%, Real Estate 2.5%, Retail 3.0%, Semi-Conductor Manufacturing Equipment 3.4%, Shipbuilding 3.4%, Steel 5.3%, Telecommunications 7.5%, Telecommunications Services 5.6%, Tobacco 1.4%, Transport Services 2.0% and Travel Services 1.6%.

*                                         Non-income producing security.

#                                         Illiquid security. Some restrictions may apply to the resale of this security due to limited trading volume.

^                                          Security fair valued using methods determined in good faith by or at the direction of the Trustees (see note (a)).

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether Fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters). At July 31, 2007, fair valued securities in the Global Emerging Markets Fund amounted to $20,441,316 or 4.0% of its net assets. The value of such securities may differ from the value that would be realized if the securities were sold.

(b)                                 The repurchase agreement, dated 7/31/2007, due 8/1/2007 with repurchase proceeds of $2,109,176 is collateralized by United States Treasury Bond, 4.375% due 9/17/2010 with a market value of $2,154,813.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

ADR                     American Depositary Receipts

ADS                      American Depositary Shares

GDR                       Global Depositary Receipts

144A                    Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

**                                  At July 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $199,211,135 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,829,142 and net appreciation for financial reporting purposes was $197,381,993. At July 31, 2007, aggregate cost for financial reporting purposes was $309,606,306.

MCBT Japan Mid Cap Fund

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS – 100.2%
AEROSPACE & DEFENSE – 0.7%
Sumitomo Precision Products Co., Ltd.	51,000	$276,385
AUTO PARTS – 4.6%
Aisin Seiki	31,700	1,260,347
Koito Manufacturing Co., Ltd.	34,000	400,371
Takata Corp.	5,600	188,613
		1,849,331
BANKS – 6.3%
Bank of Yokohama	117,000	821,711
Fukuoka Financial Group, Inc.*	132,000	847,947
Mitsui Trust Holdings	94,000	840,299
		2,509,957
BUILDING AND CONSTRUCTION – 4.0%
PanaHome Corp.	77,000	462,137
Sanwa Shutter	53,000	316,304
Taiheiyo Cement Corp.	191,000	820,656
		1,599,097
CHEMICALS – 2.8%
Nifco	18,300	433,305
Nippon Paint Co., Ltd.	45,000	228,675
Nitto Denko	8,700	461,200
		1,123,180
COMPUTER SERVICES – 2.2%
TIS	38,900	884,949
COMPUTERS – 5.0%
Hitachi Systems & Services	28,700	588,706
Miraial Co., Ltd.	2,600	161,752
OBIC	6,340	1,257,671
		2,008,129
CONSTRUCTION – 1.3%
Daiwa House Industry	39,000	515,874
ELECTRIC UTILITIES – 2.0%
Yokogawa Electric	59,200	813,553
ELECTRICAL EQUIPMENT – 7.1%
Hirose Electric	7,700	960,672
Ricoh Co. Ltd.	38,000	829,190
Shima Seiki Manufacturing Ltd.	100	4,390

	Shares	US Value (a)
COMMON STOCKS – Continued
ELECTRICAL EQUIPMENT – Continued
Sumitomo Electric Industries	64,200	$1,054,600
		2,848,852
ELECTRONICS – 3.3%
Mitsumi Electric Co., Ltd.	13,300	524,298
Nihon Dempa Kogyo Co Ltd.	5,900	340,160
Ryoyo Electro Corp.	32,400	470,964
		1,335,422
GAS DISTRIBUTION – 3.5%
Osaka Gas Co., Ltd.	231,000	799,477
Taiyo Nippon Sanso Corp.	67,000	607,985
		1,407,462
GENERAL TRADING – 2.0%
Sojitz Corp.	158,400	804,936
IMPORT/EXPORT – 7.6%
Itochu	94,000	1,192,605
Sumitomo	19,534	384,200
Toyota Tsusho	55,700	1,466,965
		3,043,770
INDUSTRIAL MACHINERY – 2.1%
THK	35,100	837,019
INSURANCE – 2.5%
Nipponkoa Insurance	107,000	976,381
LEASE RENTAL OBLIGATIONS – 1.7%
Mitsubishi UFJ Lease & Finance Co., Ltd.	14,800	663,386
MANUFACTURING – 2.3%
Amano	30,600	414,578
Arrk Corp.	56,900	512,011
		926,589
MEDICAL PRODUCTS – 3.1%
Dainippon Sumitomo Pharma Co., Ltd.	79,000	758,891
Miraca Holdings, Inc.	24,600	456,844
		1,215,735
METAL PROCESSORS & FABRICATORS – 3.1%
NTN	79,000	654,860
Ryobi Ltd.	86,000	600,363
		1,255,223

	Shares	US Value (a)
COMMON STOCKS – Continued
METALS – 1.5%
Furukawa Electric Co., Ltd. / The	104,000	$580,290
REAL ESTATE – 8.5%
Arnest One	39,400	261,414
Daito Trust Construction Co., Ltd.	14,000	701,979
Diamond City Co., Ltd.	100	2,406
Leopalace21	40,200	1,279,315
Nomura Real Estate Holdings, Inc.	28,100	861,039
Tokyu Livable, Inc.	16,300	295,138
		3,401,291
RESTAURANTS – 0.5%
Ootoya Co., Ltd.	18,600	200,657
RETAIL – 7.6%
Don Quijote Co., Ltd.	34,400	689,655
Edion	43,700	478,075
Geo	397	804,288
Shimachu	25,600	734,732
Shimamura	3,300	321,184
		3,027,934
SCHOOLS – 0.5%
TAC	54,500	213,464
SOFTWARE – 2.9%
Capcom Co., Ltd.	57,000	1,157,177
TIRES & RUBBER – 3.7%
JSR	23,600	597,645
Zeon	83,000	882,092
		1,479,737
TRANSPORT SERVICES – 2.7%
Hitachi Transport System, Ltd.	42,800	483,765
Kamigumi	70,000	609,800
		1,093,565
TRANSPORTATION – 3.5%
Daihatsu Motor	75,655	777,848
Keio Electric Railway	96,000	606,964
		1,384,812
TRAVEL SERVICES – 1.6%
H.I.S.	24,100	624,547
TOTAL COMMON STOCKS – (Cost $36,254,633)		40,058,704
TOTAL INVESTMENTS – (Cost $36,254,633)** – 100.2%		40,058,704
OTHER ASSETS LESS LIABILITIES – (0.2)%		(79,227)
NET ASSETS – 100.0%		$39,979,477

Notes to Schedules of Investments

*	Non-income producing security.

(a)

The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether Fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters). At July 31, 2007, there were no fair valued securities in the Fund. The value of such securities may differ from the value that would be realized if the securities were sold.

**

At July 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $5,561,046 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,756,975 and net appreciation for financial reporting purposes was $3,804,071. At July 31, 2007, aggregate cost for financial reporting purposes was $36,254,633.

MCBT Pan European Mid Cap Fund

SCHEDULE OF INVESTMENTS

JULY 31, 2007 (Unaudited)

	Shares	US Value (a)
COMMON STOCKS† – 97.4%
BERMUDA – 2.2%
Ship Finance International	102,378	$2,861,465
TOTAL BERMUDA – (Cost $2,052,522)		2,861,465
DENMARK – 3.3%
NKT Holding A/S	40,600	4,374,742
TOTAL DENMARK – (Cost $4,142,220)		4,374,742
FINLAND – 7.4%
Elisa OYJ	168,427	4,804,537
Ramirent OYJ	175,110	4,911,323
TOTAL FINLAND – (Cost $8,698,976)		9,715,860
FRANCE – 13.5%
Air France-KLM	107,297	4,886,918
Casino Guichard Perrachon SA	49,389	4,848,260
Euler Hermes SA	26,396	3,916,168
Rhodia SA*	90,784	4,105,013
TOTAL FRANCE – (Cost $15,103,679)		17,756,359
GERMANY – 17.5%
AWD Holding AG	145,878	5,704,082
Deutsche Boerse AG	50,575	5,914,027
Hypo Real Estate Holding AG	86,850	5,353,014
MAN AG	37,783	5,537,334
Tognum AG*	17,211	561,601
TOTAL GERMANY – (Cost $17,758,144)		23,070,058
IRELAND – 5.7%
Anglo Irish Bank	209,496	3,926,721
Irish Life & Permanent PLC	150,459	3,645,612
TOTAL IRELAND – (Cost $4,972,304)		7,572,333
LUXEMBOURG – 4.1%
Millicom International Cellular SA*	67,987	5,459,356
TOTAL LUXEMBOURG – (Cost $2,546,347)		5,459,356
NETHERLANDS – 3.4%
TomTom NV*	68,158	4,452,705
TOTAL NETHERLANDS – (Cost $2,819,148)		4,452,705
NORWAY – 4.2%
Petroleum Geo-Services	232,350	5,559,900
TOTAL NORWAY – (Cost $2,505,028)		5,559,900

	Shares	US Value (a)
COMMON STOCKS† – Continued
PORTUGAL – 8.5%
Banco Espirito Santo SA	286,310	$6,741,416
Sonae S.G.P.S., SA	1,538,103	4,524,364
TOTAL PORTUGAL – (Cost $6,467,223)		11,265,780
SPAIN – 9.9%
Abertis Infraestructuras SA	123,478	3,652,405
Gestevision Telecinco SA	173,449	4,774,562
Indra Sistemas SA	175,706	4,615,530
TOTAL SPAIN – (Cost $12,209,390)		13,042,497
SWITZERLAND – 7.2%
Julius Baer Holding Ltd.	68,801	4,871,830
Phonak Holding AG	47,565	4,614,810
TOTAL SWITZERLAND – (Cost $5,280,926)		9,486,640
UNITED KINGDOM – 10.5%
Collins Stewart PLC	304,792	1,323,247
Investec PLC	239,168	3,009,371
Man Group PLC	299,959	3,460,522
Resolution PLC	209,181	2,804,126
Tullett Prebon PLC	399,373	3,325,783
TOTAL UNITED KINGDOM – (Cost $10,435,558)		13,923,049
TOTAL COMMON STOCKS † – (Cost $94,991,465)		128,540,744

	Principal
	Amount
SHORT-TERM INVESTMENTS – 3.2%
Repurchase Agreement with State Street Bank and Trust, 3.00%, 08/01/2007(b)	$4,211,000	4,211,000
TOTAL SHORT-TERM INVESTMENTS – (Cost $4,211,000)		4,211,000
TOTAL INVESTMENTS – (Cost $99,202,465)** – 100.6%		132,751,744
OTHER ASSETS LESS LIABILITIES – (0.6)%		(817,793)
NET ASSETS – 100.0%		$131,933,951

Notes to Schedules of Investments

†                                          Percentages of long-term investments are presented in the portfolio by country. Percentages of long-term investments by industry are as follows: Airlines 3.7%, Auto Parts 0.4%, Bank Investment Contracts 4.2%, Banks 15.9%, Broadcasting 3.6%, Building & Construction 2.7%, Chemicals 3.1%, Computer Services 3.5%, Construction & Mining Equipment 3.7%, Diversified 3.3%, Finance 8.0%, Finance & Banking 2.3%, Financial Services 12.6%, Insurance 2.1%,  Manufacturing 4.2%, Medical Products 3.5%, Public Thoroughfares 0.1%, Retail 3.4%, Retail Grocery 3.7%, Software 3.4%, Telecommunications Services 7.8% and Transport Services 2.2%.

*                                         Non-income producing security.

(a)                                  The Fund will invest extensively in foreign securities (i.e., those which are not listed on a United States securities exchange). Investing in foreign securities involves risks not typically found in investing in U.S. markets. These include risks of adverse change in foreign economic, political, regulatory and other conditions, and changes in currency exchange rates, exchange control regulations (including currency blockage), expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments and capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. The securities of some foreign companies and foreign securities markets are less liquid and at times more volatile than securities of comparable U.S. companies and U.S. securities market.

The Funds’ portfolio securities traded on a securities exchange are valued at the last quoted sale price, or, if no sale occurs, at the mean of the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean of the most recent quoted bid and asked prices. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ Official Closing Price. Prices for securities which are primarily traded in foreign markets are furnished by quotation services expressed in the local currency’s value and are translated into U.S. dollars at the current rate of exchange. Short-term securities and debt securities with a remaining maturity of 60 days or less are valued at their amortized cost. Securities for which current market quotations are unavailable, quotations are not deemed by the investment manager to be representative of market value or significant events occurred after the close of the relevant market but prior to the close of markets in the United States are valued at fair value as determined in good faith by the Trustees of the Trust (“Trustees”), or by persons acting pursuant to procedures established by the Trustees. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances. By its nature, a fair value price is an estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount. For purposes of determining whether Fair valuation is appropriate, “significant events” may include events relating to a single issue (e.g., corporate actions or announcements) or events relating to multiple issues (e.g., governmental actions or natural disasters). At July 31, 2007, there were no fair valued securities in the Fund. The value of such securities may differ from the value that would be realized if the securities were sold.

(b)                                 The repurchase agreement, dated 7/31/2007, due 8/1/2007 with repurchase proceeds of $4,211,351 is collateralized by United States Treasury Bond, 4.375% due 9/17/2010 with a market value of $4,299,626.

In connection with transactions in repurchase agreements, the Funds’ custodian takes possession of the underlying collateral securities, the value or market price of which is at least equal to the principal amount, including interest, of the repurchase transaction. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings that could delay or increase the cost of such realization or retention.

**                                  At July 31, 2007 aggregate gross unrealized appreciation for all securities for which there was an excess of value over financial reporting cost was $35,082,835 and aggregate gross unrealized depreciation for all securities for which there was an excess of financial reporting cost over value was $1,533,556 and net appreciation for financial reporting purposes was $33,549,279. At July 31, 2007, aggregate cost for financial reporting purposes was $99,202,465.

Item 2. Controls and Procedures.

(a)  The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act as of a date within 90 days of the filing date of this report on Form N-Q, that, to the best of their knowledge, the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)  There have been no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MARTIN CURRIE BUSINESS TRUST

Date: September 18, 2007	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Pursuant to the requirements of the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: September 18, 2007	By:	/s/ Timothy J.D. Hall
	Name:	Timothy J.D. Hall
	Title:	President

Date: September 18, 2007	By:	/s/ Ralph Campbell
	Name:	Ralph Campbell
	Title:	Vice President and Treasurer

EXHIBIT LIST

3(i)          Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

3(ii)       Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.